RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

14.RELATED PARTY BALANCES AND TRANSACTIONS

During the years ended December 31, 2023, 2024 and 2025, respectively, other than disclosed elsewhere, the Company had the following major related party transactions:

Name of related parties	Relationship with the Group
XVC FUND II LP and its affiliates (the “XVC Group”)	Shareholder of the Group
Shanghai Fosun High-Tech (Group) Co., Ltd. and its affiliates (the “Fosun Group”)	Shareholder of the Group
Qingdao Qiushi Chenxing L.P. (“Qiushi Chenxing”)	Shareholder of the Group
Junjie Zhang and Partea Ltd. (company controlled and fully owned by Junjie Zhang)	Shareholder of the Group
Xianggui Peng and TasTea Ltd. (company controlled and fully owned by Xianggui Peng)	Shareholder of the Group
Peibang Gong, TEALATTE Ltd. (company controlled and fully owned by Peibang Gong)	Shareholder of the Group
Jiangmen Pengjiang District Yu Sheng Beverage Plant	Company controlled by one of the supervisors* of the Group
Investees	Equity investment
*	A member of Beijing Chagee’s Supervisory Committee responsible for supervising the performance of the Board of Directors and senior management.

14.RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

(a)Significant transactions with related parties

	For the Years Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services and sales to related parties
Investees	2,511	18,811	32,707
Total	2,511	18,811	32,707
Loans advanced to the related parties
Junjie Zhang	20,000	—	—
Xianggui Peng	7,000	—	—
Peibang Gong	5,000	—	—
Jiangmen Pengjiang District Yu Sheng Beverage Plant	2,000	—	—
Total	34,000	—	—
Share-based compensation related to ordinary shares exchanged for preferred shares (Note 16)
Partea Ltd	4,237	—	—
TasTea Ltd	1,633	—	—
TEALATTE Ltd	1,120	—	—
Total	6,990	—	—
Repayment of the loans advanced to the related parties
Junjie Zhang	24,000	—	—
Xianggui Peng	7,000	—	—
Peibang Gong	5,000	—	—
Jiangmen Pengjiang District Yu Sheng Beverage Plant	2,000	—	—
Total	38,000	—	—
Bridge loans to shareholders related to Restructuring
XVC Group	138,000	—	—
Qiushi Chenxing	117,000	—	—
Fosun Group	50,000	—	—
Total	305,000	—	—
Repayment of bridge loans to shareholders related to Restructuring
XVC Group	138,000	—	—
Qiushi Chenxing	117,000	—	—
Fosun Group	50,000	—	—
Total	305,000	—	—

(b)Balances with related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
Investees	1,547	2,085
Total	1,547	2,085